U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202



January 5, 2004

Via Edgar Transmission


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Professionally Managed Portfolios (the "Trust")
                  File Nos.: 33-12213 and 811-05037

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Portfolio 21, (the "Portfolio"), hereby certifies that the forms of Prospectus and Statement of Additional Information for the Portfolio that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment dated December 29, 2003, and filed electronically as Post-Effective Amendment No. 162 to the Trust's Registration Statement on Form N-1A on December 23, 2003.

     If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5344.


Sincerely,

/s/ Chad E. Fickett

Chad E. Fickett, Esq.